Bank Loans and Notes Payable - Activity (Details) € in Millions, $ in Millions						1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Feb. 18, 2020 USD ($)	Feb. 12, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 16, 2020 USD ($)	Mar. 14, 2016 MXN ($)	May 31, 2021 EUR (€)	Sep. 30, 2021 MXN ($)	Jun. 30, 2020 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 MXN ($)	Mar. 14, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 188,582,000,000	$ 188,582,000,000		$ 184,196,000,000
Exchange differences (loss) income on the translation of foreign operations and equity method accounted investees										(8,307,000,000)	$ (405)	489,000,000	$ (12,556,000,000)
Repayment of borrowings	$ 500		$ 900
Gains (losses) on hedges of net investments in foreign operations, net of tax									840,000,000	350,000,000	$ 17	1,060,000,000	991,000,000
Mexican peso
Disclosure of detailed information about borrowings [line items]
Credit contracts												$ 15,650,000,000	$ 9,400,000,000
Mexican peso | Maximum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate													8.39%
Mexican peso | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate													7.91%
Mexican peso | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Fixed interest rate												6.04%
Argentine peso
Disclosure of detailed information about borrowings [line items]
Credit contracts										711,000,000
Uruguayan peso
Disclosure of detailed information about borrowings [line items]
Credit contracts										759,000,000
Uruguay, Colombia And Argentina
Disclosure of detailed information about borrowings [line items]
Credit contracts													$ 1,670,000,000
Argentina And Colombia
Disclosure of detailed information about borrowings [line items]
Credit contracts												$ 1,184,000,000
1.75% Senior Notes
Disclosure of detailed information about borrowings [line items]
Face amount | €																		€ 1,000
Borrowings Term					7 years
Fixed interest rate																		1.75%
Basis points over the relevant benchmark					155
Total yield percentage																		1.824%
Repayment of borrowings | €						€ 1,042
Gains (losses) on hedges of net investments in foreign operations, net of tax					$ 232,000,000
3.500% Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Face amount		$ 300		$ 1,500												$ 700
Fixed interest rate		3.50%		3.50%												3.50%
Basis points over the relevant benchmark		137.5		130
Total yield percentage		3.577%
Percentage of implicit weighted performance								$ 3.358
Borrowings		$ 1,800
Gains (losses) on hedges of net investments in foreign operations, net of tax										722,000,000
7.36% Debt maturing on 2028
Disclosure of detailed information about borrowings [line items]
Face amount									$ 6,965,000,000	$ 6,965,000,000
Fixed interest rate									7.36%	7.36%				7.36%
5.46% Debt Bonds Maturing on 2023
Disclosure of detailed information about borrowings [line items]
Face amount									$ 7,500,000,000	$ 7,500,000,000
Fixed interest rate									5.46%	5.46%				5.46%
2.75% Senior Notes Maturing 2030
Disclosure of detailed information about borrowings [line items]
Face amount														$ 1,250
Fixed interest rate									2.75%	2.75%				2.75%
Debt Certificates Maturing on 2033
Disclosure of detailed information about borrowings [line items]
Fixed interest rate															1.00%
Borrowings | €															€ 500
Debt Certificates Maturing on 2028
Disclosure of detailed information about borrowings [line items]
Fixed interest rate															0.50%
Borrowings | €															€ 700
5.25% Senior Notes Maturing On November 26, 2045
Disclosure of detailed information about borrowings [line items]
Face amount														$ 600
Fixed interest rate									5.25%	5.25%				5.25%
1.85% Senior Notes Maturing 2032
Disclosure of detailed information about borrowings [line items]
Face amount														$ 705
Fixed interest rate									1.85%	1.85%				1.85%
Variable Rate Notes Maturing 2022
Disclosure of detailed information about borrowings [line items]
Face amount									$ 1,500,000,000	$ 1,500,000,000
Basis points over the relevant benchmark										0.25	0.25
7.87% debt bonds maturing on 2027
Disclosure of detailed information about borrowings [line items]
Face amount									$ 8,500,000,000	$ 8,500,000,000
Fixed interest rate									7.87%	7.87%				7.87%
Seven Point Three Five Percentage Debt Bonds Maturing On Two Thousand Twenty Eight
Disclosure of detailed information about borrowings [line items]
Face amount									$ 3,000,000,000	$ 3,000,000,000
Fixed interest rate									7.35%	7.35%				7.35%
T I I E Plus Zero Point Zero Eight Percentage Debt Bonds Maturing On Two Thousand Twenty Five
Disclosure of detailed information about borrowings [line items]
Face amount									$ 1,727,000,000	$ 1,727,000,000
Fixed interest rate									0.08%	0.08%				0.08%
TIIE Plus Zero Point Zero Five Percentage Debt Bonds Maturing On 2026
Disclosure of detailed information about borrowings [line items]
Face amount									$ 2,435,000,000	$ 2,435,000,000
Fixed interest rate									0.05%	0.05%				0.05%
Short term Bank loans | Mexican peso
Disclosure of detailed information about borrowings [line items]
Face amount																	$ 15,000,000,000
First Bonds Linked Debt
Disclosure of detailed information about borrowings [line items]
Face amount							$ 9,400,000,000
Prepaid bilateral loans with maturity of February 2025
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings							3,760,000,000
Prepaid bilateral loans with maturity of August 2026
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings							$ 5,640,000,000